Supplement to the
Strategic Advisers® Growth Fund
July 30, 2015
Prospectus

The following information replaces the biographical information for Matthew W. Krummel found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Matthew W. Krummell (lead manager) has managed MFS' portion of the fund's assets since 2013.

James C. Fallon (co-manager), Jonathan W. Sage (co-manager), and John E. Stocks (co-manager), have managed MFS' portion of the fund's assets since 2015.

The following information replaces the biographical information for Matthew W. Krummell found in the "Fund Management" section on page 21.

Matthew W. Krummell serves as lead manager for MFS' portion of the fund's assets, which he has managed since 2013. Mr. Krummell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

James C. Fallon serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Fallon is an Investment Officer of MFS and has been employed in the investment area of MFS since 1999.

Jonathan W. Sage serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Sage is an Investment Officer of MFS and has been employed in the investment area of MFS since 2000.

John E. Stocks serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Stocks is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

SGF-15-01  September 30, 2015
1.935090.106

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
July 30, 2015
Prospectus

The following information replaces the biographical information for Matthew W. Krummell found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Matthew W. Krummell (lead manager) has managed MFS' portion of the fund's assets since 2013.

James C. Fallon (co-manager), Jonathan W. Sage (co-manager), and John E. Stocks (co-manager) have managed MFS' portion of the fund's assets since 2015.

The following information replaces the biographical information for Matthew W. Krummell found in the "Fund Management" section on page 30.

Matthew W. Krummell serves as lead manager for MFS' portion of the fund's assets, which he has managed since 2013. Mr. Krummell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

James C. Fallon serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Fallon is an Investment Officer of MFS and has been employed in the investment area of MFS since 1999.

Jonathan W. Sage serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Sage is an Investment Officer of MFS and has been employed in the investment area of MFS since 2000.

John E. Stocks serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Stocks is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

MMG-15-01  September 30, 2015
1.935092.107

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class F
July 30, 2015
Prospectus

The following information replaces the biographical information for Matthew W. Krummell found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Matthew Krummell (lead manager) has managed MFS' portion of the fund's assets since 2013.

James C. Fallon (co-manager), Jonathan W. Sage (co-manager), and John E. Stocks (co-manager) have managed MFS' portion of the fund's assets since 2015.

The following information replaces the biographical information for Matthew W. Krummell found in the "Fund Management" section on page 22.

Matthew W. Krummell serves as lead manager for MFS' portion of the fund's assets, which he has managed since 2013. Mr. Krummell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

James C. Fallon serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Fallon is an Investment Officer of MFS and has been employed in the investment area of MFS since 1999.

Jonathan W. Sage serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Sage is an Investment Officer of MFS and has been employed in the investment area of MFS since 2000.

John E. Stocks serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Stocks is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

MMG-F-15-01  September 30, 2015
1.960894.103

Supplement to the
Strategic Advisers® Growth
Multi-Manager Fund
Class L and Class N
July 30, 2015
Prospectus

The following information replaces the biographical information for Matthew W. Krummell found under the heading "Portfolio Manager(s)" in the "Fund Summary" section beginning on page 8.

Matthew W. Krummell (lead manager) has managed MFS' portion of the fund's assets since 2013.

James C. Fallon (co-manager), Jonathan W. Sage (co-manager), and John E. Stocks (co-manager) have managed MFS' portion of the fund's assets since 2015.

The following information supplements the biographical information for Matthew Krummell found in the "Fund Management" section beginning on page 24.

Matthew W. Krummell serves as lead manager for MFS' portion of the fund's assets, which he has managed since 2013. Mr. Krummell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

James C. Fallon serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Fallon is an Investment Officer of MFS and has been employed in the investment area of MFS since 1999.

Jonathan W. Sage serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Sage is an Investment Officer of MFS and has been employed in the investment area of MFS since 2000.

John E. Stocks serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Stocks is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

MMG-L-MMG-N-15-01  September 30, 2015
1.9862924.101